Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	$ 11,173	$ 4,200
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	9,975	232,238
Installation service charged by Shenzhen Yeller Investment & Development Co., Ltd	70,703	45,351
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	7,592	285,561
Sales of finished goods to Shenzhen Yeller Investment & Development Co., Ltd	$ 7,237